UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	May 31, 2017

Date of reporting period:	August 31, 2016

Item 1. Schedule of Investments:

Putnam Dynamic Asset Allocation Equity Fund

The fund's portfolio
8/31/16 (Unaudited)

COMMON STOCKS (87.8%)(a)
			Shares	Value

Advertising and marketing services (0.3%)

Hakuhodo DY Holdings, Inc. (Japan)			1,200	$13,049

Innocean Worldwide, Inc. (South Korea)			453	28,244

Publicis Groupe SA (France)			215	15,960

WPP PLC (United Kingdom)			6,579	151,705

				208,958
Aerospace and defense (1.4%)

Bharat Electronics, Ltd. (India)			2,065	37,640

Korea Aerospace Industries, Ltd. (South Korea)			303	23,003

LIG Nex1 Co., Ltd. (South Korea)			445	36,554

Northrop Grumman Corp.			1,889	400,600

Raytheon Co.			3,091	433,142

Thales SA (France)			405	35,070

				966,009
Agriculture (—%)

Adecoagro SA (Argentina)(NON)			2,401	24,130

				24,130
Airlines (0.6%)

ANA Holdings, Inc. (Japan)			17,000	46,262

Asia Aviation PCL NVDR (Thailand)			158,100	34,273

Delta Air Lines, Inc.			8,066	296,426

easyJet PLC (United Kingdom)			619	8,982

Japan Airlines Co., Ltd. (Japan)			400	12,180

Qantas Airways, Ltd. (Australia)			9,723	23,689

				421,812
Automotive (0.9%)

Fiat Chrysler Automobiles NV (Italy)			9,109	62,945

Fuji Heavy Industries, Ltd. (Japan)			1,200	47,616

Hino Motors, Ltd. (Japan)			1,400	15,531

Kia Motors Corp. (South Korea)			961	36,113

Lear Corp.			1,513	175,947

Mazda Motor Corp. (Japan)			3,000	49,558

Peugeot SA (France)(NON)			2,088	30,802

Renault SA (France)			751	61,412

Valeo SA (France)			1,131	58,524

Visteon Corp.			1,381	97,637

				636,085
Banking (6.4%)

Abu Dhabi Commercial Bank PJSC (United Arab Emirates)(NON)			20,284	35,453

Banco Macro SA ADR (Argentina)			225	17,627

Banco Santander SA (Spain)			22,447	100,655

Bank of China, Ltd. (China)			165,000	73,957

Bank of New York Mellon Corp. (The)			7,374	307,275

Bank Tabungan Negara Persero Tbk PT (Indonesia)			224,900	34,087

BNP Paribas SA (France)			2,972	151,186

Capital One Financial Corp.			656	46,970

Citigroup, Inc.			21,001	1,002,588

Concordia Financial Group, Ltd. (Japan)(NON)			9,000	46,493

Credicorp, Ltd. (Peru)			276	43,244

Fukuoka Financial Group, Inc. (Japan)			5,000	21,197

Grupo Financiero Banorte SAB de CV (Mexico)			10,569	56,957

Grupo Supervielle SA ADR (Argentina)(NON)			1,635	22,988

Industrial & Commercial Bank of China, Ltd. (China)			102,000	64,616

Itau Unibanco Holding SA ADR (Preference) (Brazil)			2,996	33,196

JPMorgan Chase & Co.			17,548	1,184,490

Mitsubishi UFJ Financial Group, Inc. (Japan)			24,842	135,654

Moneta Money Bank AS (Czech Republic)(NON)			10,665	34,639

Popular, Inc. (Puerto Rico)			2,482	97,567

Raiffeisen Bank International AG (Austria)(NON)			986	14,012

Regions Financial Corp.			14,401	143,578

Resona Holdings, Inc. (Japan)			18,100	82,893

Sberbank of Russia PJSC ADR (Russia)			8,449	77,477

Societe Generale SA (France)			2,073	75,486

State Bank of India (India)			11,263	42,343

Sumitomo Mitsui Financial Group, Inc. (Japan)			3,907	136,937

Sumitomo Mitsui Trust Holdings, Inc. (Japan)			7,000	25,092

SunTrust Banks, Inc.			4,163	183,463

Suruga Bank, Ltd. (Japan)			300	7,144

Woori Bank (South Korea)			1,626	15,467

				4,314,731
Beverage (1.8%)

Anheuser-Busch InBev SA/NV ADR (Belgium)			248	30,759

Coca-Cola Amatil, Ltd. (Australia)			17,695	130,118

Diageo PLC (United Kingdom)			550	15,228

Dr. Pepper Snapple Group, Inc.			2,771	259,643

Grape King Bio, Ltd. (Taiwan)			4,000	30,005

Heineken Holding NV (Netherlands)			326	26,204

PepsiCo, Inc.			6,466	690,246

Vina Concha y Toro SA (Chile)			19,779	32,834

				1,215,037
Biotechnology (2.1%)

Amgen, Inc.			4,402	748,604

Biogen, Inc.(NON)			713	217,914

Celgene Corp.(NON)			1,255	133,959

Gilead Sciences, Inc.			2,715	212,802

Medivation, Inc.(NON)			894	72,021

				1,385,300
Broadcasting (1.2%)

CJ E&M Corp. (South Korea)			570	35,541

Cyfrowy Polsat SA (Poland)(NON)			4,120	25,932

Discovery Communications, Inc. Class A(NON)(S)			20,177	514,715

Liberty SiriusXM Group Class A(NON)			2,462	82,502

RTL Group SA (Belgium)			573	48,224

Starz Class A(NON)			2,912	90,825

				797,739
Building materials (0.7%)

Boral, Ltd. (Australia)			5,877	29,074

Masco Corp.			9,653	342,488

Owens Corning			2,163	118,792

				490,354
Cable television (—%)

Sky PLC (United Kingdom)			1,592	17,749

				17,749
Chemicals (1.1%)

Asahi Kasei Corp. (Japan)			6,000	50,653

BASF SE (Germany)			2,254	183,287

Cabot Corp.			632	31,512

Celanese Corp. Ser. A			1,596	102,830

Covestro AG (Germany)			616	32,075

Daicel Corp. (Japan)			1,300	16,606

Ems-Chemie Holding AG (Switzerland)			52	27,677

Evonik Industries AG (Germany)			2,058	69,178

Hitachi Chemical Co., Ltd. (Japan)			1,500	32,372

Kuraray Co., Ltd. (Japan)			2,000	28,608

Mitsubishi Gas Chemical Co., Inc. (Japan)			3,000	20,316

Soulbrain Co., Ltd. (South Korea)			303	16,800

W.R. Grace & Co.			705	55,082

Yara International ASA (Norway)			1,879	66,702

				733,698
Commercial and consumer services (1.2%)

Brambles, Ltd. (Australia)			8,362	77,174

Compass Group PLC (United Kingdom)			6,112	115,734

Ctrip.com International, Ltd. ADR (China)(NON)(S)			774	36,649

Dai Nippon Printing Co., Ltd. (Japan)			10,000	101,787

Euronet Worldwide, Inc.(NON)			692	53,706

Experian PLC (United Kingdom)			1,549	30,796

Flight Centre Travel Group, Ltd. (Australia)			1,356	37,482

Global Payments, Inc.			472	35,848

Industrivarden AB Class A (Sweden)			2,231	43,314

Reed Elsevier PLC (United Kingdom)			2,006	38,064

ServiceMaster Global Holdings, Inc.(NON)			2,327	86,820

TransUnion(NON)			941	31,044

Vantiv, Inc. Class A(NON)			2,491	133,866

				822,284
Communications equipment (0.7%)

Cisco Systems, Inc.			10,670	335,465

Motorola Solutions, Inc.			1,396	107,478

				442,943
Computers (2.5%)

Amadeus IT Holding SA Class A (Spain)			1,516	69,662

Apple, Inc.			8,618	914,370

Brocade Communications Systems, Inc.			10,887	97,765

Fujitsu, Ltd. (Japan)			4,000	20,340

HP, Inc.			18,853	270,918

NCR Corp.(NON)			2,536	85,844

Nuance Communications, Inc.(NON)			4,656	67,884

Xerox Corp.			19,233	189,445

				1,716,228
Conglomerates (0.2%)

Siemens AG (Germany)			1,317	157,262

				157,262
Construction (0.5%)

Adhi Karya Persero Tbk PT (Indonesia)			147,300	29,584

Cemex SAB de CV ADR (Mexico)			4,229	35,058

China State Construction International Holdings, Ltd. (China)			26,000	30,960

CIMIC Group, Ltd. (Australia)			347	7,727

IRB Infrastructure Developers, Ltd. (India)			10,887	36,788

Promotora y Operadora de Infraestructura SAB de CV (Mexico)			3,029	36,321

Siam Cement PCL (The) (Thailand)			2,950	45,121

Sika AG (Switzerland)			7	33,351

Skanska AB (Sweden)			3,216	70,514

Taisei Corp. (Japan)			3,000	22,576

				348,000
Consumer (1.3%)

Basso Industry Corp. (Taiwan)			24,000	84,944

Christian Dior SE (France)			375	64,836

Clorox Co. (The)			2,082	272,825

Kimberly-Clark Corp.			2,514	321,943

Pandora A/S (Denmark)			54	6,718

Stanley Black & Decker, Inc.			868	107,415

				858,681
Consumer finance (0.4%)

Housing Development Finance Corp., Ltd. (HDFC) (India)			2,590	54,254

Mitsubishi UFJ Lease & Finance Co., Ltd. (Japan)			18,400	86,374

Synchrony Financial			5,053	140,625

				281,253
Consumer goods (0.7%)

Amorepacific Group (South Korea)			342	44,456

Estee Lauder Cos., Inc. (The) Class A			2,890	257,875

Kao Corp. (Japan)			2,000	104,010

Reckitt Benckiser Group PLC (United Kingdom)			572	55,237

				461,578
Consumer services (0.1%)

Ashtead Group PLC (United Kingdom)			2,008	33,356

B2W Cia Digital (Brazil)(NON)			3,357	16,997

				50,353
Containers (0.7%)

Berry Plastics Group, Inc.(NON)			1,717	77,935

Crown Holdings, Inc.(NON)			6,814	369,523

				447,458
Distribution (0.5%)

ITOCHU Corp. (Japan)			3,000	35,426

Jardine Cycle & Carriage, Ltd. (Singapore)			700	21,760

Pool Corp.			516	52,049

Sysco Corp.			4,675	242,446

				351,681
Electric utilities (2.9%)

Adani Transmission, Ltd. (India)(NON)			29,423	17,418

American Electric Power Co., Inc.			1,461	94,337

Chubu Electric Power Co., Inc. (Japan)			3,200	43,132

Cia Paranaense de Energia-Copel (Preference) (Brazil)			1,900	19,393

CLP Holdings, Ltd. (Hong Kong)			8,000	81,902

E.ON SE (Germany)			9,239	85,094

Edison International			2,958	215,106

EDP - Energias do Brasil SA (Brazil)			5,970	26,437

Endesa SA (Spain)			2,964	60,371

Enel SpA (Italy)			26,467	116,851

Entergy Corp.			7,734	604,799

Huadian Fuxin Energy Corp, Ltd. (China)			116,000	29,850

Iberdrola SA (Spain)			9,991	65,752

Korea Electric Power Corp. (South Korea)			80	4,157

Power Grid Corp. of India, Ltd. (India)			18,391	50,424

PPL Corp.			6,188	215,219

RWE AG (Germany)(NON)			2,118	34,646

Tenaga Nasional Bhd (Malaysia)			11,900	43,297

Tohoku Electric Power Co., Inc. (Japan)			2,900	36,380

Tokyo Electric Power Company Holdings, Inc. (Japan)(NON)			2,900	11,699

Westar Energy, Inc.			1,425	78,290

				1,934,554
Electrical equipment (0.5%)

Allegion PLC (Ireland)			1,277	90,948

Honeywell International, Inc.			1,854	216,380

OSRAM Licht AG (Germany)			822	43,039

				350,367
Electronics (2.6%)

Agilent Technologies, Inc.			6,588	309,504

ARM Holdings PLC (United Kingdom)			768	17,104

Casetek Holdings, Ltd. (Taiwan)			9,000	31,525

FEI Co.			537	57,174

Hua Hong Semiconductor, Ltd. 144A (acquired various dates from 6/8/16 to 7/15/16, cost $19,766) (China)(RES)			21,000	22,957

L-3 Communications Holdings, Inc.			3,309	492,445

NVIDIA Corp.			7,556	463,485

Samsung Electronics Co., Ltd. (South Korea)			183	265,541

SK Hynix, Inc. (South Korea)			1,586	51,901

Tripod Technology Corp. (Taiwan)			16,000	34,185

				1,745,821
Energy (oil field) (0.8%)

Schlumberger, Ltd.			5,248	414,592

Superior Energy Services, Inc.			5,788	97,412

				512,004
Energy (other) (0.1%)

Vestas Wind Systems A/S (Denmark)			1,106	91,754

				91,754
Engineering and construction (0.9%)

ACS Actividades de Construccion y Servicios SA (Spain)			2,320	65,744

China Communications Construction Co., Ltd. (China)			18,000	19,555

CTCI Corp. (Taiwan)			27,000	38,285

Fluor Corp.			1,316	68,300

Jacobs Engineering Group, Inc.(NON)			1,069	56,326

KBR, Inc.			1,883	27,642

Quanta Services, Inc.(NON)			6,534	168,120

Vinci SA (France)			2,168	164,420

				608,392
Entertainment (0.2%)

IMAX China Holding, Inc. (China)(NON)			6,000	33,903

Madison Square Garden Co. (The) Class A(NON)			148	26,736

Panasonic Corp. (Japan)			1,400	14,381

Vail Resorts, Inc.			492	77,948

				152,968
Financial (2.2%)

3i Group PLC (United Kingdom)			18,384	148,346

AerCap Holdings NV (Ireland)(NON)			400	15,988

Ally Financial, Inc.			4,880	97,795

Broadridge Financial Solutions, Inc.			975	67,568

CoreLogic, Inc.(NON)			1,420	58,248

HSBC Holdings PLC (United Kingdom)			13,362	99,014

Mizuho Financial Group, Inc. (Japan)			79,816	138,790

Morgan Stanley			22,984	736,867

ORIX Corp. (Japan)			6,100	87,790

Shriram Transport Finance Co., Ltd. (India)			2,137	39,428

UBS Group AG (Switzerland)			1,094	15,817

UNIFIN Financiera, SAB de CV SOFOM, E.N.R. (Mexico)			4,420	12,792

				1,518,443
Food (1.5%)

ConAgra Foods, Inc.			470	21,907

Hershey Co. (The)			2,662	265,907

Ingredion, Inc.			792	108,472

JM Smucker Co. (The)			1,427	202,334

MEIJI Holdings Co., Ltd. (Japan)			200	18,002

Nestle SA (Switzerland)			1,607	127,933

Sao Martinho SA (Brazil)			2,323	36,141

Tat Gida Sanayi AS (Turkey)			9,802	18,395

Tate & Lyle PLC (United Kingdom)			2,019	19,447

WH Group, Ltd. (Hong Kong)			70,500	55,427

WM Morrison Supermarkets PLC (United Kingdom)			17,462	45,173

X5 Retail Group NV GDR (Russia)(NON)			2,287	60,491

				979,629
Forest products and packaging (0.3%)

Graphic Packaging Holding Co.			6,133	87,947

Nine Dragons Paper Holdings, Ltd. (China)			40,000	32,060

Stora Enso OYJ Class R (Finland)			5,637	49,768

UPM-Kymmene OYJ (Finland)			2,770	55,647

				225,422
Gaming and lottery (0.2%)

Aristocrat Leisure, Ltd. (Australia)			3,191	36,137

International Game Technology PLC			1,685	38,469

TABCORP Holdings, Ltd. (Australia)			4,023	15,034

William Hill PLC (United Kingdom)			5,660	23,650

				113,290
Health-care services (3.0%)

Alfresa Holdings Corp. (Japan)			500	9,343

AmerisourceBergen Corp.			6,562	570,697

Cardinal Health, Inc.			1,159	92,338

Charles River Laboratories International, Inc.(NON)			1,351	112,417

McKesson Corp.			1,742	321,608

Medipal Holdings Corp. (Japan)			2,500	39,386

UnitedHealth Group, Inc.			5,625	765,281

WellCare Health Plans, Inc.(NON)			865	97,486

				2,008,556
Homebuilding (0.2%)

Berkeley Group Holdings PLC (The) (United Kingdom)			512	17,965

Daito Trust Construction Co., Ltd. (Japan)			200	29,406

Howard Hughes Corp. (The)(NON)			184	21,752

Taylor Wimpey PLC (United Kingdom)			6,458	13,679

Thor Industries, Inc.			575	46,661

				129,463
Household furniture and appliances (0.1%)

Coway Co., Ltd. (South Korea)			554	41,407

Electrolux AB Ser. B (Sweden)			1,753	45,665

				87,072
Insurance (3.7%)

Aegon NV (Netherlands)			3,762	15,417

Aflac, Inc.			2,923	216,828

Ageas (Belgium)			1,077	37,206

AIA Group, Ltd. (Hong Kong)			5,400	34,017

Allianz SE (Germany)			1,037	154,480

Allied World Assurance Co. Holdings AG			1,396	56,622

Allstate Corp. (The)			5,927	408,726

American Financial Group, Inc.			662	49,749

Aspen Insurance Holdings, Ltd.			767	35,251

Aviva PLC (United Kingdom)			3,768	21,197

AXA SA (France)			4,494	94,342

China Life Insurance Co., Ltd. (Taiwan)			10,000	8,856

CNP Assurances (France)			2,872	46,228

Dongbu Insurance Co., Ltd. (South Korea)			664	39,989

Hartford Financial Services Group, Inc. (The)			5,302	217,753

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)			1,424	43,119

Legal & General Group PLC (United Kingdom)			2,719	7,509

Lincoln National Corp.			4,939	237,220

Mapfre SA (Spain)			9,504	25,687

MetLife, Inc.			617	26,778

Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)			207	37,417

NN Group NV (Netherlands)			1,379	41,032

Ping An Insurance Group Co. of China, Ltd. (China)			8,000	41,250

Prudential Financial, Inc.			1,696	134,628

Reinsurance Group of America, Inc.			665	71,368

Swiss Life Holding AG (Switzerland)			273	68,281

Swiss Re AG (Switzerland)			1,698	143,291

Unum Group			790	28,132

Voya Financial, Inc.			4,809	140,615

				2,482,988
Investment banking/Brokerage (1.0%)

Ameriprise Financial, Inc.			2,388	241,379

Daiwa Securities Group, Inc. (Japan)			2,000	11,700

E*Trade Financial Corp.(NON)			8,425	222,252

Investor AB Class B (Sweden)			3,714	131,021

Macquarie Group, Ltd. (Australia)			300	18,095

Macquarie Korea Infrastructure Fund (South Korea)			2,123	16,733

Partners Group Holding AG (Switzerland)			90	41,269

				682,449
Lodging/Tourism (0.1%)

Hyatt Hotels Corp. Class A(NON)			523	27,970

SJM Holdings, Ltd. (Hong Kong)			26,000	16,322

TUI AG (London Exchange) (Germany)			1,137	15,871

				60,163
Machinery (0.4%)

BWX Technologies, Inc.			1,674	64,968

Kone OYJ Class B (Finland)			232	11,658

Mitsubishi Electric Corp. (Japan)			5,000	65,367

NSK, Ltd. (Japan)			1,300	13,417

Schindler Holding AG (Switzerland)			113	21,266

Sumitomo Heavy Industries, Ltd. (Japan)			3,000	14,754

Xylem, Inc.			2,025	102,992

				294,422
Manufacturing (0.6%)

AO Smith Corp.			900	86,832

Carlisle Cos., Inc.			599	62,811

Crane Co.			423	27,207

Fabrinet (Thailand)(NON)			785	30,474

Ingersoll-Rand PLC			2,856	194,179

				401,503
Media (0.7%)

Interpublic Group of Cos., Inc. (The)			7,826	181,094

Lagardere SCA (France)			618	15,073

Naspers, Ltd. Class N (South Africa)			716	117,174

Pearson PLC (United Kingdom)			3,821	43,427

Twenty-First Century Fox, Inc.			3,791	93,031

				449,799
Medical technology (1.0%)

Bruker Corp.			1,943	43,445

C.R. Bard, Inc.			1,554	343,185

Cochlear, Ltd. (Australia)			189	19,988

Hologic, Inc.(NON)			5,261	202,128

VCA, Inc.(NON)			1,049	74,280

				683,026
Metals (1.0%)

AngloGold Ashanti, Ltd. (South Africa)(NON)			1,565	25,524

BHP Billiton, Ltd. (Australia)			3,309	49,624

Boliden AB (Sweden)			2,576	54,555

EVA Precision Industrial Holdings, Ltd. (China)			156,000	18,277

Fortescue Metals Group, Ltd. (Australia)			5,687	20,783

Hitachi Metals, Ltd. (Japan)			700	8,481

Mitsubishi Materials Corp. (Japan)			5,000	14,130

Newcrest Mining, Ltd. (Australia)(NON)			387	6,431

Newmont Mining Corp.			8,304	317,545

Nippon Steel & Sumitomo Metal Corp. (Japan)			500	10,614

Reliance Steel & Aluminum Co.			1,122	80,874

Steel Dynamics, Inc.			2,297	56,552

voestalpine AG (Austria)			699	23,134

				686,524
Natural gas utilities (0.8%)

Centrica PLC (United Kingdom)			5,332	16,286

NiSource, Inc.			4,632	110,890

Toho Gas Co., Ltd. (Japan)			6,000	51,016

Tokyo Gas Co., Ltd. (Japan)			5,000	21,456

UGI Corp.			6,614	300,805

Vectren Corp.			595	29,101

				529,554
Oil and gas (4.1%)

BP PLC (United Kingdom)			7,636	42,906

Chevron Corp.			6,013	604,788

Exxon Mobil Corp.			11,481	1,000,454

Gazprom Neft PAO ADR (Russia)			2,011	26,244

Idemitsu Kosan Co., Ltd. (Japan)			1,100	20,070

Lukoil PJSC ADR (Russia)			983	44,088

Nabors Industries, Ltd.			12,228	121,546

Neste OYJ (Finland)			527	21,950

Occidental Petroleum Corp.			1,296	99,598

OMV AG (Austria)			3,710	103,955

Patterson-UTI Energy, Inc.			3,859	75,212

Petroleo Brasileiro SA ADR (Brazil)(NON)(S)			3,507	32,054

QEP Resources, Inc.			7,740	147,834

Repsol SA (Spain)			1,987	26,685

Rowan Cos. PLC Class A(S)			6,066	75,582

Royal Dutch Shell PLC Class A (United Kingdom)			1,176	28,731

Royal Dutch Shell PLC Class B (United Kingdom)			3,000	76,504

Total SA (France)			4,361	207,956

Woodside Petroleum, Ltd. (Australia)			1,999	42,795

				2,798,952
Pharmaceuticals (5.1%)

Actelion, Ltd. (Switzerland)			328	54,592

Allergan PLC(NON)			417	97,803

Aspen Pharmacare Holdings, Ltd. (South Africa)			619	14,820

Astellas Pharma, Inc. (Japan)			5,000	76,452

AstraZeneca PLC (United Kingdom)			1,315	84,768

Aurobindo Pharma, Ltd. (India)			6,059	71,416

Bayer AG (Germany)			561	60,055

Eli Lilly & Co.			2,018	156,900

GlaxoSmithKline PLC (United Kingdom)			10,389	223,597

Johnson & Johnson			9,140	1,090,761

Mitsubishi Tanabe Pharma Corp. (Japan)			1,000	18,564

Novartis AG (Switzerland)			1,487	117,019

Novo Nordisk A/S Class B (Denmark)			902	42,275

Pfizer, Inc.			18,496	643,661

Richter Gedeon Nyrt (Hungary)			2,301	47,203

Roche Holding AG (Switzerland)			719	175,300

Sanofi (France)			2,229	171,731

Shire PLC (United Kingdom)			564	35,261

Taro Pharmaceutical Industries, Ltd. (Israel)(NON)			123	15,572

Teva Pharmaceutical Industries, Ltd. ADR (Israel)			1,133	57,092

Zoetis, Inc.			3,228	164,951

				3,419,793
Power producers (0.1%)

Concord New Energy Group, Ltd. (China)			700,000	42,859

				42,859
Publishing (0.4%)

John Wiley & Sons, Inc. Class A			381	22,148

News Corp. Class A			7,127	100,206

RR Donnelley & Sons Co.			3,193	54,600

Toppan Printing Co., Ltd. (Japan)			6,000	53,522

Wolters Kluwer NV (Netherlands)			1,335	56,028

				286,504
Railroads (0.2%)

Aurizon Holdings, Ltd. (Australia)			6,323	20,850

Central Japan Railway Co. (Japan)			800	131,514

				152,364
Real estate (3.2%)

Aldar Properties PJSC (United Arab Emirates)(NON)			28,374	21,320

American Capital Agency Corp.(R)			7,415	143,184

Annaly Capital Management, Inc.(R)			16,438	176,051

Ayala Land, Inc. (Philippines)			22,200	18,349

Brandywine Realty Trust(R)			2,087	33,663

Camden Property Trust(R)			982	86,190

CBRE Group, Inc. Class A(NON)			2,167	64,772

Chimera Investment Corp.(R)			4,197	69,209

Corporate Office Properties Trust(R)			1,469	41,896

Duke Realty Corp.(R)			2,140	60,177

Emaar Properties PJSC (United Arab Emirates)			29,643	57,299

Emlak Konut Gayrimenkul Yatirim Ortakligi AS (Turkey)(R)			28,487	28,030

Equity Lifestyle Properties, Inc.(R)			696	53,961

Equity Residential Trust(R)			4,208	272,973

Extra Space Storage, Inc.(R)			307	24,729

Goodman Group (Australia)(R)			13,291	75,600

Highwoods Properties, Inc.(R)			1,106	58,662

Iida Group Holdings Co., Ltd. (Japan)			1,500	28,126

Kerry Properties, Ltd. (Hong Kong)			14,000	40,598

Link REIT (The) (Hong Kong)(R)			1,000	7,270

Macerich Co. (The)(R)			1,085	88,851

Macquarie Mexico Real Estate Management SA de CV (Mexico)(R)			37,205	48,191

MFA Financial, Inc.(R)			7,610	58,749

Mid-America Apartment Communities, Inc.(R)			788	74,064

New World Development Co., Ltd. (Hong Kong)			57,000	71,341

Nomura Real Estate Holdings, Inc. (Japan)			1,300	21,211

Persimmon PLC (United Kingdom)			685	16,407

Retail Properties of America, Inc. Class A(R)			1,997	33,949

Sekisui Chemical Co., Ltd. (Japan)			1,000	13,991

Senior Housing Properties Trust(R)			2,576	57,548

Spirit Realty Capital, Inc.(R)			1,932	25,599

Starwood Property Trust, Inc.(R)			5,250	120,225

Sun Hung Kai Properties, Ltd. (Hong Kong)			1,000	14,032

Surya Semesta Internusa Tbk PT (Indonesia)			517,700	23,969

Two Harbors Investment Corp.(R)			5,534	49,253

Weingarten Realty Investors(R)			611	25,204

Wharf Holdings, Ltd. (The) (Hong Kong)			2,000	14,086

Wheelock and Co., Ltd. (Hong Kong)			13,000	74,212

				2,192,941
Restaurants (1.3%)

McDonald's Corp.			3,367	389,427

Starbucks Corp.			8,417	473,288

				862,715
Retail (6.5%)

Amazon.com, Inc.(NON)			1,166	896,841

Bon Fame Co., Ltd. (Taiwan)			5,000	24,855

Harvey Norman Holdings, Ltd. (Australia)			18,438	74,395

Home Depot, Inc. (The)			5,764	773,068

J Sainsbury PLC (United Kingdom)			10,980	34,647

KAR Auction Services, Inc.			3,190	134,873

Kingfisher PLC (United Kingdom)			26,501	129,142

Koninklijke Ahold Delhaize NV (Netherlands)			8,168	195,568

Lenta, Ltd. GDR 144A (Russia)(NON)			3,020	23,556

Liberty Interactive Corp. Class A(NON)			2,298	48,557

Lowe's Cos., Inc.			7,170	548,935

Marks & Spencer Group PLC (United Kingdom)			9,151	41,421

Matahari Department Store Tbk PT (Indonesia)			19,500	29,327

METRO AG (Germany)			1,155	34,270

Poya International Co., Ltd. (Taiwan)			2,000	29,911

Puregold Price Club, Inc. (Philippines)			4,500	4,336

PVH Corp.			2,090	225,218

Shimamura Co., Ltd. (Japan)			100	11,575

Takashimaya Co., Ltd. (Japan)			2,000	14,647

Urban Outfitters, Inc.(NON)			2,208	79,157

Vista Outdoor, Inc.(NON)			528	21,025

Wal-Mart de Mexico SAB de CV (Mexico)			19,948	45,567

Wal-Mart Stores, Inc.			12,126	866,281

Woolworths, Ltd. (Australia)			1,396	24,771

World Fuel Services Corp.			744	33,168

Yue Yuen Industrial Holdings, Ltd. (Hong Kong)			9,000	38,232

				4,383,343
Schools (—%)

Estacio Participacoes SA (Brazil)			5,100	26,185

				26,185
Semiconductor (1.5%)

Applied Materials, Inc.			17,247	514,650

Maxim Integrated Products, Inc.			6,584	268,100

Semiconductor Manufacturing International Corp. (China)(NON)			220,000	24,002

Taiwan Semiconductor Manufacturing Co., Ltd. (Taiwan)			31,000	172,459

Tokyo Electron, Ltd. (Japan)			200	18,402

				997,613
Shipping (0.9%)

AP Moeller - Maersk A/S (Denmark)			34	50,833

United Parcel Service, Inc. Class B			4,642	506,999

Yangzijiang Shipbuilding Holdings, Ltd. (China)			122,500	68,646

				626,478
Software (3.5%)

Adobe Systems, Inc.(NON)			3,959	405,045

Amdocs, Ltd.			3,696	222,204

GungHo Online Entertainment, Inc. (Japan)			10,500	24,985

Intuit, Inc.			833	92,838

Microsoft Corp.			23,223	1,334,394

Nexon Co., Ltd. (Japan)			2,300	31,531

Oracle Corp Japan (Japan)			200	11,646

Tencent Holdings, Ltd. (China)			8,200	212,562

				2,335,205
Technology (—%)

SoftBank Corp. (Japan)			200	13,073

				13,073
Technology services (4.5%)

Alibaba Group Holding, Ltd. ADR (China)(NON)			1,699	165,126

Alphabet, Inc. Class A(NON)			1,824	1,440,686

AtoS SE (France)			706	69,466

Computer Sciences Corp.			5,154	242,444

CSRA, Inc.			1,962	49,815

eBay, Inc.(NON)			12,806	411,841

Facebook, Inc. Class A(NON)			4,652	586,710

Mindtree, Ltd. (India)			2,889	24,270

Mixi, Inc. (Japan)			500	17,717

NCSoft Corp. (South Korea)			117	28,290

PChome Online, Inc. (Taiwan)			3,314	36,085

				3,072,450
Telecommunications (1.3%)

BT Group PLC (United Kingdom)			10,577	53,661

China Mobile, Ltd. (China)			11,000	135,409

Eutelsat Communications SA (France)			571	11,098

Juniper Networks, Inc.			14,357	331,360

NICE, Ltd. (Israel)			384	26,220

NTT DoCoMo, Inc. (Japan)			3,343	84,433

Orange SA (France)			3,355	51,233

PCCW, Ltd. (Hong Kong)			38,000	24,097

Safaricom, Ltd. (Kenya)			127,965	25,593

Telenor ASA (Norway)			2,429	42,413

Telstra Corp., Ltd. (Australia)			22,326	88,053

Vodafone Group PLC (United Kingdom)			11,811	35,649

				909,219
Telephone (1.8%)

KDDI Corp. (Japan)			2,000	58,562

Nippon Telegraph & Telephone Corp. (Japan)			2,400	105,110

Verizon Communications, Inc.			20,259	1,060,153

				1,223,825
Textiles (0.3%)

Carter's, Inc.			2,304	219,548

				219,548
Tire and rubber (0.1%)

Cie Generale des Etablissements Michelin (France)			315	33,485

Continental AG (Germany)			108	22,636

				56,121
Tobacco (1.6%)

Altria Group, Inc.			10,924	721,967

British American Tobacco PLC (United Kingdom)			2,963	183,843

Imperial Brands PLC (United Kingdom)			3,107	162,933

				1,068,743
Toys (—%)

Namco Bandai Holdings, Inc. (Japan)			900	24,607

				24,607
Transportation services (0.4%)

Deutsche Post AG (Germany)			4,691	148,605

Royal Mail PLC (United Kingdom)			13,279	89,628

				238,233
Trucks and parts (0.4%)

Allison Transmission Holdings, Inc.			8,248	228,800

Nexteer Automotive Group, Ltd.			30,000	41,230

				270,030
Waste Management (0.4%)

Waste Management, Inc.			3,728	238,368

				238,368
Water Utilities (0.1%)

China Water Affairs Group, Ltd. (China)			68,000	42,361

				42,361

Total common stocks (cost $54,731,796)				$59,379,016

INVESTMENT COMPANIES (1.3%)(a)
			Shares	Value

iShares MSCI Emerging Markets ETF			1,460	$53,334

SPDR S&P 500 ETF Trust			3,303	718,204

SPDR S&P MidCap 400 ETF Trust			345	98,353

Total investment companies (cost $874,627)				$869,891

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

Gree Electric Appliances, Inc. of Zhuhai 144A (China)(F)	7/24/17	$0.00	7,200	$29,534

Shenzen Airport Co. 144A (China)	7/14/17	0.00	16,700	22,431

Wuliangye Yibin Co., Ltd. 144A (China)	4/17/17	0.00	5,461	28,547

Zhengzhou Yutong Bus Co., Ltd. 144A (China)	7/24/17	0.00	9,732	31,506

Total warrants (cost $95,312)				$112,018

SHORT-TERM INVESTMENTS (11.6%)(a)
			Principal amount/shares	Value

Putnam Cash Collateral Pool, LLC 0.67%(d)		Shares	604,073	$604,073

Putnam Short Term Investment Fund 0.44%(AFF)		Shares	6,812,947	6,812,947

U.S. Treasury Bills 0.315%, 11/25/16(SEG)			$4,000	3,997

U.S. Treasury Bills 0.259%, 11/17/16			183,000	182,900

U.S. Treasury Bills 0.249%, 9/8/16(SEG)			51,000	50,998

U.S. Treasury Bills 0.254%, 9/1/16(SEG)			183,000	183,000

Total short-term investments (cost $7,837,915)				$7,837,915

TOTAL INVESTMENTS

Total investments (cost $63,539,650)(b)				$68,198,840

FORWARD CURRENCY CONTRACTS at 8/31/16 (aggregate face value $12,468,956) (Unaudited)

						Unrealized
		Contract	Delivery		Aggregate	appreciation/
Counterparty	Currency	type	date	Value	face value	(depreciation)

Bank of America N.A.
	Australian Dollar	Buy	10/19/16	$55,100	$53,311	$1,789
	British Pound	Sell	9/21/16	53,075	56,089	3,014
	Canadian Dollar	Buy	10/19/16	8,390	8,502	(112)
	Euro	Buy	9/21/16	270,936	273,404	(2,468)
	Euro	Sell	9/21/16	270,936	270,333	(603)
	Hong Kong Dollar	Sell	11/16/16	79,008	78,995	(13)
	Mexican Peso	Sell	10/19/16	3,208	2,790	(418)
	New Zealand Dollar	Sell	10/19/16	10,138	9,819	(319)
	Norwegian Krone	Buy	9/21/16	12,062	9,542	2,520
	Swedish Krona	Sell	9/21/16	56,332	59,970	3,638
Barclays Bank PLC
	Australian Dollar	Buy	10/19/16	23,121	22,651	470
	British Pound	Sell	9/21/16	46,506	50,455	3,949
	Canadian Dollar	Sell	10/19/16	57,357	56,629	(728)
	Euro	Buy	9/21/16	162,762	162,861	(99)
	Hong Kong Dollar	Sell	11/16/16	12,385	12,386	1
	Japanese Yen	Buy	11/16/16	188,216	191,190	(2,974)
	New Zealand Dollar	Buy	10/19/16	42,507	41,791	716
	Norwegian Krone	Buy	9/21/16	124,441	125,502	(1,061)
	Norwegian Krone	Sell	9/21/16	124,441	123,265	(1,176)
	Swedish Krona	Sell	9/21/16	41,845	42,309	464
	Swiss Franc	Buy	9/21/16	137,513	137,578	(65)
Citibank, N.A.
	Australian Dollar	Buy	10/19/16	103,219	103,011	208
	British Pound	Sell	9/21/16	94,719	94,726	7
	Canadian Dollar	Sell	10/19/16	47,519	48,889	1,370
	Danish Krone	Sell	9/21/16	33,091	33,227	136
	Euro	Buy	9/21/16	183,861	182,598	1,263
	Euro	Sell	9/21/16	183,861	184,799	938
	Japanese Yen	Sell	11/16/16	39,556	40,024	468
	New Zealand Dollar	Buy	10/19/16	148,088	145,489	2,599
	South African Rand	Sell	10/19/16	3,538	7,074	3,536
Credit Suisse International
	Australian Dollar	Sell	10/19/16	139,252	139,573	321
	British Pound	Buy	9/21/16	404,891	406,343	(1,452)
	British Pound	Sell	9/21/16	404,891	438,183	33,292
	Canadian Dollar	Sell	10/19/16	90,536	91,726	1,190
	Euro	Buy	9/21/16	132,956	133,220	(264)
	Euro	Sell	9/21/16	132,956	133,996	1,040
	Hong Kong Dollar	Sell	11/16/16	56,405	56,400	(5)
	Japanese Yen	Buy	11/16/16	212,417	214,866	(2,449)
	New Zealand Dollar	Sell	10/19/16	3,766	3,824	58
	Norwegian Krone	Buy	9/21/16	3,156	3,729	(573)
	Swedish Krona	Sell	9/21/16	48,954	51,771	2,817
	Swiss Franc	Buy	9/21/16	137,310	137,137	173
Deutsche Bank AG
	Australian Dollar	Buy	10/19/16	35,808	36,943	(1,135)
	Euro	Buy	9/21/16	191,341	191,003	338
	Euro	Sell	9/21/16	191,341	192,036	695
	Japanese Yen	Buy	11/16/16	60,789	62,814	(2,025)
Goldman Sachs International
	Australian Dollar	Buy	10/19/16	116,280	116,127	153
	British Pound	Sell	9/21/16	39,806	45,499	5,693
	Canadian Dollar	Buy	10/19/16	51,561	51,613	(52)
	Euro	Buy	9/21/16	66,534	66,405	129
	Indonesian Rupiah	Buy	11/16/16	76,533	77,342	(809)
	Japanese Yen	Buy	11/16/16	123,434	124,092	(658)
	Mexican Peso	Sell	10/19/16	3,991	2,546	(1,445)
	New Zealand Dollar	Sell	10/19/16	24,911	25,484	573
	Norwegian Krone	Buy	9/21/16	65,203	64,285	918
	Norwegian Krone	Sell	9/21/16	65,203	66,574	1,371
	Russian Ruble	Buy	9/21/16	140,375	141,420	(1,045)
	Russian Ruble	Sell	9/21/16	140,375	140,481	106
	Russian Ruble	Buy	12/21/16	74,834	75,200	(366)
	South African Rand	Sell	10/19/16	3,404	5,509	2,105
	Swedish Krona	Sell	9/21/16	90,987	93,579	2,592
HSBC Bank USA, National Association
	Australian Dollar	Sell	10/19/16	3,754	3,872	118
	British Pound	Buy	9/21/16	173,019	189,572	(16,553)
	Canadian Dollar	Buy	10/19/16	41,188	41,296	(108)
	Euro	Buy	9/21/16	95,447	94,657	790
	Euro	Sell	9/21/16	95,447	95,465	18
	Hong Kong Dollar	Sell	11/16/16	62,636	62,631	(5)
	Japanese Yen	Buy	11/16/16	74,035	74,921	(886)
	New Zealand Dollar	Sell	10/19/16	60,321	59,967	(354)
	Polish Zloty	Buy	9/21/16	59,157	57,299	1,858
	Polish Zloty	Sell	9/21/16	59,157	57,795	(1,362)
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	10/19/16	109,750	109,382	368
	British Pound	Sell	9/21/16	80,925	91,421	10,496
	Canadian Dollar	Buy	10/19/16	136,681	137,072	(391)
	Euro	Sell	9/21/16	148,697	150,714	2,017
	Hong Kong Dollar	Sell	11/16/16	64,507	64,504	(3)
	Indian Rupee	Buy	11/16/16	65,528	65,693	(165)
	Indonesian Rupiah	Buy	11/16/16	56,946	56,805	141
	Japanese Yen	Sell	11/16/16	850,173	860,158	9,985
	New Zealand Dollar	Buy	10/19/16	153,954	152,000	1,954
	Norwegian Krone	Buy	9/21/16	66,703	70,318	(3,615)
	Russian Ruble	Buy	9/21/16	119,128	119,485	(357)
	Russian Ruble	Sell	9/21/16	119,128	119,192	64
	Russian Ruble	Buy	12/21/16	54,030	54,264	(234)
	Singapore Dollar	Buy	11/16/16	110,149	110,834	(685)
	Swedish Krona	Sell	9/21/16	115,388	123,136	7,748
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	10/19/16	23,046	22,869	177
	British Pound	Buy	9/21/16	56,884	56,637	247
	British Pound	Sell	9/21/16	56,884	57,794	910
	Canadian Dollar	Buy	10/19/16	40,425	38,737	1,688
	Euro	Buy	9/21/16	182,075	181,802	273
	Euro	Sell	9/21/16	182,075	183,270	1,195
	Japanese Yen	Buy	11/16/16	3,283	3,068	215
	New Zealand Dollar	Buy	10/19/16	21,001	20,076	925
	Norwegian Krone	Buy	9/21/16	8,701	7,633	1,068
	Swedish Krona	Buy	9/21/16	65,990	66,331	(341)
	Swedish Krona	Sell	9/21/16	65,990	66,391	401
State Street Bank and Trust Co.
	Australian Dollar	Sell	10/19/16	34,531	35,125	594
	British Pound	Buy	9/21/16	137,285	137,932	(647)
	British Pound	Sell	9/21/16	137,285	142,028	4,743
	Canadian Dollar	Buy	10/19/16	56,289	58,395	(2,106)
	Japanese Yen	Sell	11/16/16	57,987	58,678	691
UBS AG
	Australian Dollar	Buy	10/19/16	252,604	248,603	4,001
	British Pound	Sell	9/21/16	51,761	47,449	(4,312)
	Canadian Dollar	Sell	10/19/16	123,944	125,260	1,316
	Euro	Buy	9/21/16	554,709	556,482	(1,773)
	Euro	Sell	9/21/16	554,709	556,019	1,310
	Japanese Yen	Buy	11/16/16	182,842	186,135	(3,293)
	New Zealand Dollar	Sell	10/19/16	14,990	16,008	1,018
WestPac Banking Corp.
	Australian Dollar	Buy	10/19/16	91,958	91,577	381
	Canadian Dollar	Buy	10/19/16	54,383	55,097	(714)
	Euro	Buy	9/21/16	65,529	65,609	(80)
	Euro	Sell	9/21/16	65,529	65,968	439
	Japanese Yen	Buy	11/16/16	273,392	276,601	(3,209)

Total						$74,292

FUTURES CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

				Unrealized
	Number of		Expiration	appreciation/
	contracts	Value	date	(depreciation)

Russell 2000 Index Mini (Long)	36	$4,459,680	Sep-16	$43,475
S&P 500 Index E-Mini (Long)	9	$976,275	Sep-16	41,103

Total				$84,578

OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 8/31/16 (Unaudited)

		Upfront		Payments	Total return	Unrealized
Swap counterparty/		premium	Termination	received (paid) by	received by	appreciation/
Notional amount		received (paid)	date	fund per annum	or paid by fund	(depreciation)

Goldman Sachs International
baskets	2,056	$—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	A basket (GSEHPKPA) of common stocks	$(500)
shares	5,000	—	12/15/20	(1 month USD-LIBOR-BBA plus 1.00%)	Engro Corp., Ltd.	(1,239)
shares	500	—	12/15/20	1 month USD-LIBOR-BBA plus 1.00%	Engro Corp., Ltd.	(124)

Total		$—	$(1,863)

Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
ETF	Exchange Traded Fund
GDR	Global Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
NVDR	Non-voting Depository Receipts
PJSC	Public Joint Stock Company
SPDR	S&P Depository Receipts

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from June 1, 2016 through August 31, 2016 (the reporting period). Within the following notes to the portfolio, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $67,650,431.
(b)	The aggregate identified cost on a tax basis is $63,825,595, resulting in gross unrealized appreciation and depreciation of $6,084,520 and $1,711,275, respectively, or net unrealized appreciation of $4,373,245.
(NON)	This security is non-income-producing.
(RES)	This security is restricted with regard to public resale. The total fair value of this security and any other restricted securities (excluding 144A securities), if any, held at the close of the reporting period was $22,957, or 0.3% of net assets.
(AFF)	Affiliated company. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with Putnam Short Term Investment Fund, which is under common ownership and control, were as follows:
	Name of affiliate	Fair value at the beginning of the reporting period	Purchase cost	Sale proceeds	Investment income	Fair value at the end of the reporting period

	Putnam Short Term Investment Fund*	$1,793,425	$9,969,177	$4,949,655	$3,523	$6,812,947
	* Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period.
(d)	Affiliated company. The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral.
	The fund received cash collateral of $604,073, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $585,198.
(F)	This security is valued by Putnam Management at fair value following procedures approved by the Trustees. Securities may be classified as Level 2 or Level 3 for ASC 820 based on the securities' valuation inputs. At the close of the reporting period, fair value pricing was also used for certain foreign securities in the portfolio.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
	At the close of the reporting period, the fund maintained liquid assets totaling $23,990 to cover certain derivative contracts.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	76.4%
	Japan	3.8
	United Kingdom	3.2
	France	2.0
	China	1.8
	Germany	1.6
	Switzerland	1.2
	Australia	1.2
	South Korea	1.1
	Taiwan	0.7
	Hong Kong	0.7
	Spain	0.6
	India	0.6
	Sweden	0.5
	Netherlands	0.5
	Other	4.1

	Total	100.0%

	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. These securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. At the close of the reporting period, fair value pricing was used for certain foreign securities in the portfolio. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate. Short-term securities with remaining maturities of 60 days or less are valued using an independent pricing service approved by the Trustees, and are classified as Level 2 securities.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to manage exposure to specific securities, and to gain exposure to a basket of securities.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers and the change, if any, is recorded as an unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk is the fair value of the contract. This risk may be mitigated by having a master netting arrangement between the fund and the counterparty.
	For the fund's average notional amount on OTC total return swap contracts, see the appropriate table at the end of these footnotes.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements (Master Agreements) with certain counterparties that govern OTC derivative and foreign exchange contracts entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, is presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	Termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term and short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $24,030 on open derivative contracts subject to the Master Agreements. There was no collateral posted by the fund at period end for these agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$1,519,263	$498,511	$—
Capital goods	3,286,744	289,805	—
Communication services	1,655,129	495,664	—
Conglomerates	157,262	—	—
Consumer cyclicals	8,439,613	1,048,110	—
Consumer staples	4,841,202	463,975	—
Energy	3,339,845	62,865	—
Financials	9,763,745	1,709,060	—
Health care	7,261,526	235,149	—
Technology	9,281,862	1,041,471	—
Transportation	1,101,473	337,414	—
Utilities and power	2,073,377	475,951	—
Total common stocks	52,721,041	6,657,975	—
Investment companies	869,891	—	—
Warrants	—	112,018	—
Short-term investments	6,812,947	1,024,968	—

Totals by level	$60,403,879	$7,794,961	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$74,292	$—
Futures contracts	84,578	—	—
Total return swap contracts	—	(1,863)	—

Totals by level	$84,578	$72,429	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.
During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Foreign exchange contracts	$137,799	$63,507
Equity contracts	196,596	1,863

Total	$334,395	$65,370

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Futures contracts (number of contracts)		40
Forward currency contracts (contract amount)		$23,100,000
OTC total return swap contracts (notional)		$43,000
Warrants (number of warrants)		37,000

	The following table summarizes any derivatives, repurchase agreements and reverse repurchase agreements, at the end of the reporting period, that are subject to an enforceable master netting agreement or similar agreement. For securities lending transactions, if applicable, see note "(d)" above, and for borrowing transactions associated with securities sold short, if applicable, see the "Short sales of securities" note above.

		Bank of America N.A.	Barclays Bank PLC	Citibank, N.A.	Credit Suisse International	Deutsche Bank AG	Goldman Sachs International	HSBC Bank USA, National Association	JPMorgan Chase Bank N.A.	Merrill Lynch, Pierce, Fenner & Smith, Inc.	Royal Bank of Scotland PLC (The)	State Street Bank and Trust Co.	UBS AG	WestPac Banking Corp.	Total

	Assets:
	OTC Total return swap contracts*#	—	—	—	—	—	—	—	—	—	—	—	—	—	—
	Futures contracts§	—	—	—	—	—	—	—	—	10,595	—	—	—	—	10,595
	Forward currency contracts#	10,961	5,600	10,525	38,891	1,033	13,640	2,784	32,773	—	7,099	6,028	7,645	820	137,799

	Total Assets	$10,961	$5,600	$10,525	$38,891	$1,033	$13,640	$2,784	$32,773	$10,595	$7,099	$6,028	$7,645	$820	$148,394

	Liabilities:
	OTC Total return swap contracts*#	—	—	—	—	—	1,863	—	—	—	—	—	—	—	1,863
	Futures contracts§	—	—	—	—	—	—	—	—	39,037	—	—	—	—	39,037
	Forward currency contracts#	3,933	6,103	—	4,743	3,160	4,375	19,268	5,450	—	341	2,753	9,378	4,003	63,507

	Total Liabilities	$3,933	$6,103	$—	$4,743	$3,160	$6,238	$19,268	$5,450	$39,037	$341	$2,753	$9,378	$4,003	$104,407

	Total Financial and Derivative Net Assets	$7,028	$(503)	$10,525	$34,148	$(2,127)	$7,402	$(16,484)	$27,323	$(28,442)	$6,758	$3,275	$(1,733)	$(3,183)	$43,987
	Total collateral received (pledged)##†	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—	$—
	Net amount	$7,028	$(503)	$10,525	$34,148	$(2,127)	$7,402	$(16,484)	$27,323	$(28,442)	$6,758	$3,275	$(1,733)	$(3,183)

*	Excludes premiums, if any.

†	Additional collateral may be required from certain brokers based on individual agreements.

#	Covered by master netting agreement.

##	Any over-collateralization of total financial and derivative net assets is not shown. Collateral may include amounts related to unsettled agreements.

§	Includes current day's variation margin only, which is not collateralized. Cumulative appreciation/(depreciation) for futures contracts and centrally cleared swap contracts is represented in the tables listed after the fund's portfolio.

	For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: October 28, 2016

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: October 28, 2016

By (Signature and Title):

/s/ Steven D. Krichmar Steven D. Krichmar Principal Financial Officer Date: October 28, 2016